Subsequent Events (Details) (USD $)			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014 Subsequent Event [Member]	Apr. 11, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Accrued interest			$ 35,000
Common stock issued for management, consulting and marketable securities			42,757,999
Common stock, shares authorized	800,000,000	800,000,000		1,400,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001